Contingencies (Details Narrative)	6 Months Ended
Dec. 31, 2024 USD ($)
Minimum [Member]
IfrsStatementLineItems [Line Items]
Changes Made To Consulting Agreements	$ 1,392,000
Maximum [Member]
IfrsStatementLineItems [Line Items]
Changes Made To Consulting Agreements	$ 1,872,000